Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement
Schedule of assets measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy

	Fair Value Measurements
	(in thousands)
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
As of December 31, 2018:
Bank time deposits*	$591,269	$—	$591,269	$—
Equity securities with readily determinable fair value**	1,476	1,476	—	—
Total	$592,745	$1,476	$591,269	$—

As of December 31, 2019:
Bank time deposits*	$951,235	$—	$951,235	$—
Equity securities with readily determinable fair value **	269,478	269,478	—	—
Total	$1,220,713	$269,478	$951,235	$—

* Included in short-term investments on the Group’s consolidated balance sheets.

** Included in long-term investments on the Group’s consolidated balance sheets.